Tangible Assets - Table of Impairment Loss on Investment Properties (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment loss on financial assets	$ 133,602,042	$ 98,632,380	$ 77,479,161
Land and buildings [member]
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment loss on financial assets	(238,314)	0
Impaired Investment Property [member]
Disclosure of Impairment Loss on Investment Properties [Line Items]
Impairment loss on financial assets	$ (238,314)	$ 0